SHARE-BASED COMPENSATION - Additional Information (Details)									1 Months Ended	6 Months Ended				12 Months Ended
	Mar. 31, 2025 USD ($) $ / shares shares	Feb. 26, 2024 USD ($) $ / shares shares	Mar. 15, 2023 USD ($) $ / shares shares	Mar. 09, 2023 USD ($) $ / shares shares	Feb. 28, 2022 USD ($) $ / shares shares	Jan. 05, 2022 USD ($) $ / shares shares	Dec. 10, 2021 $ / shares shares	Nov. 10, 2021 shares	Jan. 31, 2022 shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥)	Jun. 30, 2025 shares	Dec. 31, 2021 $ / shares
SHARE-BASED COMPENSATION
Stock Options, Shares, Granted										0	0			0
Share-Based Payment Arrangement, Option
SHARE-BASED COMPENSATION
Stock or Unit Option Plan Expense | ¥												¥ 0	¥ 0
Share-based compensation | ¥										¥ 0
Restricted shares
SHARE-BASED COMPENSATION
Stock or Unit Option Plan Expense | ¥										¥ 0		¥ 0
Restricted stock closing price | $ / shares							$ 1.6								$ 1.31
Number of shares issued			1,000,000			1,050,000
Stock Options, Shares, Granted										0	0			2,263,194
Shares outstanding										0	0	0
Restricted shares issued for services (in shares)							250,000	500,000	250,000
Stock issued value for services | $			$ 372,600			$ 1,354,500
Exercise price (per share) | $ / shares			$ 0.3726			$ 1.29
Restricted shares | Class A ordinary shares
SHARE-BASED COMPENSATION
Shares outstanding										0	0	0
Restricted shares | Class B ordinary shares
SHARE-BASED COMPENSATION
Granted during the period		12,900,000
Fair value of shares | $		$ 2,130,000
Stock price | $ / shares		$ 0.17
Restricted shares | Employee
SHARE-BASED COMPENSATION
Fair value of shares | $					$ 1,708,024
Restricted stock closing price | $ / shares					$ 1.04
Exercisable Options, Average Remaining Contractual life (years)					3 years
Restricted shares issued (in shares)										1,642,331	1,642,331
Restricted shares | Employee | Class A ordinary shares
SHARE-BASED COMPENSATION
Granted during the period					1,642,331
Fair value of shares | $			$ 372,600
Restricted stock closing price | $ / shares			$ 0.3726
Number of shares issued			1,000,000
Restricted shares | Management and staffs | Class A ordinary shares
SHARE-BASED COMPENSATION
Restricted shares issued (in shares)	1,131,597									0	0
Stock Options, Shares, Granted	2,263,194	6,255,483
Stock Options, Shares, Granted value | $	$ 3,496,635	$ 988,366
Stock Options, Shares, Granted (per share) | $ / shares	$ 1.545	$ 0.158
Vesting period	2 years
Restricted shares | Senior Manager
SHARE-BASED COMPENSATION
Stock or Unit Option Plan Expense										¥ 6,343,508	$ 874,159	¥ 5,353,151
Share-based compensation										¥ 15,800,000	$ 2,200,000
Granted during the period				3,000,000	1,600,000
Fair value of shares | $				$ 3,025,000	$ 1,694,000
Restricted stock closing price | $ / shares				$ 1.01	$ 1.06
Outstanding Restricted Shares, Average Remaining Amortization Period (Years)										1 year 3 months	1 year 3 months
Restricted shares | Senior Manager | Class B ordinary shares
SHARE-BASED COMPENSATION
Shares outstanding										12,900,000	12,900,000	0
Restricted shares | Post 2024 Reverse Stock Split
SHARE-BASED COMPENSATION
Restricted stock closing price | $ / shares							$ 28.8								$ 23.58
Number of shares issued			55,556			58,333
Restricted shares issued for services (in shares)							13,889	27,778	13,889
Exercise price (per share) | $ / shares			$ 6.71			$ 23.22
Restricted shares | Post 2024 Reverse Stock Split | Employee
SHARE-BASED COMPENSATION
Restricted stock closing price | $ / shares					$ 18.72
Restricted shares issued (in shares)										91,241	91,241
Restricted shares | Post 2024 Reverse Stock Split | Employee | Class A ordinary shares
SHARE-BASED COMPENSATION
Granted during the period					91,241
Restricted stock closing price | $ / shares			$ 6.71
Number of shares issued			55,556
Restricted shares | Post 2024 Reverse Stock Split | Management and staffs | Class A ordinary shares
SHARE-BASED COMPENSATION
Stock Options, Shares, Granted		347,527
Stock Options, Shares, Granted (per share) | $ / shares		$ 2.844